SCHEDULE OF OTHER INCOME, GAINS OR LOSSES (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Preferred Shares	[1]		$ 3,539,648
Convertible loan notes	[2]		(274,000)
Other interest income	[3]	211,438
Bank interest income		10,297	71
Subsidies from government authorities		38,223	12,806
Others			6
Fair value change		$ 259,958	$ 3,278,531

[1]	In July 2021, the Group allotted 3,000 Preferred Shares to a shareholder for a consideration of $6,000,000. Preferred Shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $3,539,648 for the six months ended September 30, 2024.
[2]	The Group issued 8% convertible loan notes with an aggregate face value of $4,350,000. The Notes were fair valued, using binomial option pricing model, at the end of each reporting period, resulting in a loss of $274,000 for the six months ended September 30, 2024.
[3]	Other interest income represents the interest earned from loans to Matter DK ApS and advances to Resulticks Group Companies Pte Ltd. For details of the loans and the advance, see note 12.3.